Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,507,909)	$ (4,160,108)	$ (7,056,911)	$ (4,295,446)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	43,046	1,674	30,139	2,747
Loss on write-off of asset			22,145
Interest expense	33,000		47,565
Stock based compensation	203,051		8,857,679	112,557
Restricted stock awards				1,000,000
Amortization of operating lease right-of-use	35,460	33,137	67,412	52,869
Changes in operating assets and liabilities:
(Increase) in accounts receivable	(93,535)		(4,284)
(Increase) in prepaid expenses	(53,771)	(16,049)	14,270	(14,701)
(Increase) decrease in inventory	(3,412,798)	(146,554)	728,289	86,275
(Increase) decrease in other current assets	(3,676)
(Increase) decrease in escrow deposit- real estate	(206,498)		(5,000)
(Increase) decrease in security deposit				(14,500)
(Increase) decrease in mortgage receivable	(499,933)
Increase (decrease) in due to related party	567,448	3,801,284	(2,180,906)	2,821,826
Increase (decrease) in accounts payable	135,113	56,547	53,340	2,889
Increase (decrease) in other current liability	190,010		(54,504)	118,860
Increase (decrease) in accrued expenses		(31,395)
(Decrease) in operating lease liabilities	(35,906)	(32,819)	20,439	(130,631)
Net cash provided (used) by operating activities	(4,606,898)	(494,283)	503,108	(257,255)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(1,042,125)		(2,554)	(54,631)
Asset put into service			(856,491)
Sale of fixed assets		1,849	1,849	25,000
Net cash used in investing activities	(1,042,125)	1,849	(857,196)	(29,631)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in related party notes payable	4,941,338		1,100,000
Payment of note payable	(3,622)			(280,000)
Net proceeds from sale of equity		504,528		85,000
Net cash provided by financing activities	4,937,716	504,528	1,100,000	(195,000)
Net (decrease) in cash	(711,307)	12,094	745,912	(481,886)
Cash - beginning of year	745,991	79	79	481,965
Cash - end of year	$ 34,684	$ 12,173	745,991	79
Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss			$ (7,093,476)	$ (4,295,446)